Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42791
Entity Registrant Name	Paramount Skydance Corp
Entity Central Index Key	0002041610
Entity Tax Identification Number	99-3917985
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1515 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	258-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	SKYD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false